As filed with the Securities and Exchange Commission on July 13, 2006

Registration No. 333-135637
Investment Company Act File No. 811-03981

UNITED STATES SECURITIES AND EXCHANGE
COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☒ PRE-EFFECTIVE AMENDMENT NO. 1
☐ POST-EFFECTIVE AMENDMENT NO.

PRUDENTIAL WORLD FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(Address of Principal Executive Offices)

(973) 367-7521

(Registrant’s Telephone Number)

Deborah A. Docs, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

with a copy to :

William G. Farrar, Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

(212) 558-4000

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of the securities being registered:  Shares of common stock, par value $0.01 per share of Dryden International Equity Fund, a series of Prudential World Fund, Inc.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission (Commission), acting pursuant to said Section 8(a), may determine.

This pre-effective amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page), and
(3) Form of opinion and consent of counsel support of tax matters and consequences to shareholders.

(4) Consent of Independent Registered Public Accounting Firm.

The Proxy Statement and Prospectus and the Statement of Additional Information are incorporated by reference from the initial Registration Statement (File No. 333-135637) filed on July 7, 2006.

This pre-effective amendment is being filed solely to incorporate certain comments provided by the Commission.

PART C

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and the Maryland General Corporation Law (the MGCL), and pursuant to Article VI of the Registrant’s By-Laws (Exhibit (2) to the Registration Statement), the Registrant shall indemnify present and former officers and directors (and persons who serve or served as the officer or director of certain other enterprises at the Registrant’s request), and, to the extent authorized by the Registrant’s Board, employees and agents, against judgments, fines, settlements and expenses, and may advance expenses to such parties, to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. Section 2-418 of the MGCL permits indemnification of directors, officers, employees and agents who are made a party (or threatened to be made a party) to any proceeding by reason of their service in such capacity, unless it is established that (i) the act or omission of such person was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) such person actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, such person had reasonable cause to believe that the act or omission was unlawful. The MGCL does not permit indemnification in respect of any proceeding by or in the right of the Registrant in which a person is found liable to the Registrant or, for proceedings brought against the Registrant, except in limited circumstances. A Maryland corporation may be required to reimburse officers and directors for reasonable expenses incurred in the successful defense of a proceeding to which such director or officer is a party by reason of his or her service in such capacity. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibits (A) to this Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Pursuant to Article VI of the Registrant ‘s charter, Exhibit (1)(A) to the Registration Statement, directors and officers of the Registrant shall not be liable to its shareholders for monetary damages for breach of fiduciary duty as officers or directors to the extent permitted by law (including the MGCL and the 1940 Act). Under Maryland law, such limitation on liability will not apply to liability resulting from: (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

Section 9 of the Management Agreements for the Registrant’s Global Growth Fund series and International Value Fund series and Section 8 of the Management Agreement for the Registrant’s Dryden International Equity Fund series (Exhibits (6)(a)(i) and (6)(a)(ii) to the Registration Statement, respectively) and Section 4 of the Subadvisory Agreements (Exhibits (6)(B) and (6)(C) to the Registration Statement, respectively) limit the liability of Prudential Investments LLC (PI) and LSV Asset Management, Thornburg Investment Management, Inc., Jennison Associates LLC (Jennison), Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 16.  EXHIBITS

Exhibits:

(1)                                  (A) Restated Articles of Incorporation.  Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 3, 1995.

(B) Articles Supplementary dated December 27, 1995. Incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(C) Articles Supplementary dated June 20, 1996. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 24, 1996.

(D) Amendment to Articles of Incorporation. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 24, 1996.

(E) Articles Supplementary dated December 2, 1999. Incorporated by reference to Exhibit (a)(v) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(F) Articles of Amendment dated December 22, 1999. Incorporated by reference to Exhibit (a)(vi) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(G) Articles Supplementary as filed May 29, 2001. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 30, 2002.

(H) Articles of Amendment as filed June 11, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on October 23, 2003.

(I) Articles Supplementary as filed July 29, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on October 23, 2003.

(J) Articles of Amendment dated December 8, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 29, 2004.

(K) Form of articles supplementary creating the Class B1 shares. Incorporated by reference to corresponding exhibit to the initial Registration Statement on Form N-14 (File No.333-135637) filed via EDGAR on July 7, 2006.

(2)                                  By-Laws of the Registrant, Amended and Restated as of November 16, 2004. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 10, 2004.

(3)                                  Not Applicable.

(4)                                  The form of Plan of Reorganization for the reorganization of the Global Growth Fund and the International Equity Fund is included as Exhibit A to the Joint Prospectus and Proxy Statement contained in this Registration Statement.

(5)                                  (A) Specimen Certificate for shares of Common Stock of the Registrant for Class A Shares. Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(B) Specimen Certificate for shares of Common Stock of the Registrant for Class B Shares. Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(C) Specimen Certificate for shares of Common Stock of the Registrant for Class C Shares. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(D) Specimen Certificate for shares of Common Stock of the Registrant for Class Z Shares. Incorporated by reference to Exhibit 4(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(6)                                  (A) (i) Amended and Restated Management Agreement between the Registrant and Prudential Investments Fund Management LLC with respect to the Global Growth Series of the Registrant dated March 28, 2001. Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 28, 2001.

(ii) Amended Schedule A to Management Agreement. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 24, 2005.

(B) Subadvisory Agreement between Prudential Investments Fund Management LLC and Jennison Associates LLC dated March 28, 2001 with respect to the Global Growth Series of the Registrant. Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 28, 2001.

(C) (i) Subadvisory Agreement between Prudential Investment Management, Inc. and Prudential Investments LLC with respect to the Dryden International Equity Series of the Registrant dated December 3, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 29, 2004.

(ii) Amendment to Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management, Inc. with respect to the Dryden International Equity Series of the Registrant. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 38.

to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 10, 2004.

(7)                                  (A) Form of Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC. Incorporated by reference to corresponding exhibit to the initial Registration Statement on Form N-14 (File No.333-135637) filed via EDGAR on July 7, 2006.

(B) Form of Dealer Agreement. Incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(8)                                  Not Applicable.

(9)                                  (i) Custodian Contract between the Registrant and The Bank of New York dated June 6, 2005. Incorporated by reference to Exhibit (g)(1) to Post-Effective No. 41 to the Registration Statement on Form N-1A filed via EDGAR on December 30, 2005.

(ii) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to Exhibit (g)(2) to Post-Effective No. 41 to the Registration Statement on Form N-1A filed via EDGAR on December 30, 2005.

(10)                            (A)  Distribution and Service Plan for Class A Shares. Incorporated by reference to Exhibit (m)(xv) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(B)  Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit (m)(xvi) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(C) Distribution and Service Plan for Class B1 shares. Incorporated by reference to corresponding exhibit to the initial Registration Statement on Form N-14 (File No.333-135637) filed via EDGAR on July 7, 2006.

(D)  Distribution and Service Plan for Class C Shares. Incorporated by reference to Exhibit (m)(xvii) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(E) Rule 12b-1 Fee Waiver for Class A Shares.  Incorporated by reference to Exhibit (m)(10) to Post-Effective No. 41 to the Registration Statement on Form N-1A filed via EDGAR on December 30, 2005.

(F)  Form of amended and Restated Rule 18f-3 Plan. Incorporated by reference to corresponding exhibit to the initial Registration Statement on Form N-14 (File No.333-135637) filed via EDGAR on July 7, 2006.

(11)                            Opinion and consent of DLA Piper Rudnick Gray Cary US LLP as to the legality of the securities being registered. Incorporated by reference to corresponding exhibit to the initial Registration Statement on Form N-14 (File No.333-135637) filed via EDGAR on July 7, 2006.

(12)                            Form of opinion and consent of Shearman & Sterling LLP, counsel support of tax matters and consequences to shareholders.*

(13)                            (A) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc.  Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(B) Amendment to Transfer Agency Agreement. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on October 23, 2003.

(14)                            Consent of KPMG LLP, independent registered public accounting firm, for the Registrant, on behalf of Jennison Global Growth Fund and Dryden International Equity Fund.*

(15)                            Not Applicable.

(16)                            Power of attorney (attached to signature page).

(17)                            (A) Form of voting instruction card for shareholders of Jennison Global Growth Fund. Incorporated by reference to corresponding exhibit to the initial Registration Statement on Form N-14 (File No.333-135637) filed via EDGAR on July 7, 2006.

(B) Form of proxy solicitation material being sent to shareholders of Jennison Global Growth Fund. Incorporated by reference to corresponding exhibit to the initial Registration Statement on Form N-14 (File No.333-135637) filed via EDGAR on July 7, 2006.

*  Filed herewith.

ITEM 17.  UNDERTAKINGS

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the opinion as to certain tax matters, within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newark, State of New Jersey on the 13th day of July, 2006.

PRUDENIAL WORLD FUND, INC.
By:	/s/Judy A. Rice
Judy A. Rice, President

Each person whose signature appears below hereby authorizes Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Kathryn C. Quirk, John P. Schwartz and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including pre and post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title
/s/ Linda W. Bynoe	Director
Linda W. Bynoe

/s/ David E.A. Carson	Director
David E.A. Carson

/s/ Robert G. LaBlanc	Director
Robert G. LaBlanc

/s/ Robert F. Gunia	Director
Robert F. Gunia

/s/ Douglas H. McCorkindale	Director
Douglas H. McCorkindale

/s/ Richard A. Redeker	Director
Richard A. Redeker

/s/ Judy A. Rice	Director and President (Principal Executive Officer)
Judy A. Rice

/s/ Robin B. Smith	Director
Robin B. Smith

/s/ Stephen G. Stoneburn	Director
Stephen G. Stoneburn

/s/ Clay T. Whitehead	Director
Clay T. Whitehead

/s/ Grace C. Torres	Treasurer (Principal Financial and Accounting Officer)
Grace C. Torres

EXHIBIT INDEX

Exhibit No.	Description
(12)	Form of opinion and consent of Shearman & Sterling LLP, counsel support of tax matters and consequences to shareholders.
(14)	Consent of KPMG LLP, independent registered public accounting firm, for the Registrant, on behalf of the Dryden International Equity Fund and Jennison Global Growth Fund.